UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2016

MFS® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.5%
Aerospace - 3.6%
Honeywell International, Inc.	135,358	$15,407,801
Northrop Grumman Corp.	47,314	10,062,268
Orbital ATK, Inc.	51,214	4,457,154
Rockwell Collins, Inc.	42,109	3,722,436
Textron, Inc.	51,209	1,949,015
United Technologies Corp.	99,733	10,031,145

		$45,629,819
Alcoholic Beverages - 0.5%
Constellation Brands, Inc., “A”	39,557	$6,058,155

Apparel Manufacturers - 1.8%
Hanesbrands, Inc.	227,706	$6,164,001
NIKE, Inc., “B”	182,988	10,104,597
PVH Corp.	51,737	4,852,931
Sequential Brands Group, Inc. (a)	260,712	2,101,339

		$23,222,868
Automotive - 0.4%
LKQ Corp. (a)	168,691	$5,578,611

Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	76,892	$11,603,003
Celgene Corp. (a)	116,769	12,321,465

		$23,924,468
Broadcasting - 2.1%
Nielsen Holdings PLC	81,311	$4,341,194
Time Warner, Inc.	153,247	11,594,668
Twenty-First Century Fox, Inc.	368,027	10,628,620

		$26,564,482
Brokerage & Asset Managers - 1.5%
BlackRock, Inc.	24,128	$8,778,973
Blackstone Group LP	73,175	1,916,453
Charles Schwab Corp.	165,047	5,047,137
NASDAQ, Inc.	52,643	3,474,964

		$19,217,527
Business Services - 2.7%
Amdocs Ltd.	52,680	$3,054,913
Cognizant Technology Solutions Corp., “A” (a)	109,089	6,702,428
Fidelity National Information Services, Inc.	114,324	8,490,843
Gartner, Inc. (a)	48,598	4,938,529
Global Payments, Inc.	93,197	7,240,475
Travelport Worldwide Ltd.	309,677	4,100,123

		$34,527,311
Cable TV - 0.8%
Charter Communications, Inc., “A” (a)	44,184	$9,673,645

Chemicals - 1.8%
Agrium, Inc.	38,469	$3,471,847
E.I. du Pont de Nemours & Co.	47,568	3,111,423

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - continued
Ingevity Corp. (a)	90,298	$2,631,284
Monsanto Co.	62,798	7,062,891
PPG Industries, Inc.	59,645	6,422,574

		$22,700,019
Computer Software - 4.1%
Adobe Systems, Inc. (a)	141,223	$14,047,452
Akamai Technologies, Inc. (a)	83,338	4,548,588
Microsoft Corp.	189,366	10,036,398
Qlik Technologies, Inc. (a)	126,207	3,622,141
Sabre Corp.	148,426	4,181,160
Salesforce.com, Inc. (a)	176,165	14,746,772

		$51,182,511
Computer Software - Systems - 2.7%
Apple, Inc. (s)	190,765	$19,049,793
Hewlett Packard Enterprise	287,341	5,307,188
NCR Corp. (a)	124,042	3,830,417
SS&C Technologies Holdings, Inc.	87,692	5,400,950

		$33,588,348
Construction - 0.9%
Sherwin-Williams Co.	31,898	$9,285,189
Toll Brothers, Inc. (a)	79,030	2,303,725

		$11,588,914
Consumer Products - 2.0%
Estee Lauder Cos., Inc., “A”	53,060	$4,869,847
Newell Brands, Inc.	69,742	3,325,996
Procter & Gamble Co.	204,334	16,559,227

		$24,755,070
Consumer Services - 1.4%
Nord Anglia Education, Inc. (a)	244,847	$5,440,500
Priceline Group, Inc. (a)	6,782	8,574,686
ServiceMaster Global Holdings, Inc. (a)	85,453	3,267,723

		$17,282,909
Containers - 0.6%
Berry Plastics Group, Inc. (a)	86,096	$3,372,380
Graphic Packaging Holding Co.	212,726	2,850,528
Multi Packaging Solutions International Ltd. (a)	103,125	1,631,438

		$7,854,346
Electrical Equipment - 2.0%
Advanced Drainage Systems, Inc.	128,771	$3,130,423
AMETEK, Inc.	127,127	6,079,213
Danaher Corp.	132,925	13,074,503
W.W. Grainger, Inc.	11,805	2,695,672

		$24,979,811
Electronics - 4.1%
Analog Devices, Inc.	137,191	$8,025,674
Broadcom Corp.	134,342	20,737,031
KLA-Tencor Corp.	54,586	3,980,957
Mellanox Technologies Ltd. (a)	85,167	4,036,916

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Texas Instruments, Inc.	250,502	$15,180,421

		$51,960,999
Energy - Independent - 2.3%
Concho Resources, Inc. (a)	29,755	$3,610,472
Energen Corp.	17,902	852,493
EOG Resources, Inc.	69,116	5,623,278
EQT Corp.	18,604	1,362,743
Memorial Resource Development Corp. (a)	59,539	940,716
Noble Energy, Inc.	52,400	1,873,300
Pioneer Natural Resources Co.	25,786	4,134,012
Synergy Resources Corp. (a)	118,232	714,121
Valero Energy Corp.	175,539	9,601,983

		$28,713,118
Energy - Integrated - 2.4%
Chevron Corp.	299,910	$30,290,910

Engineering - Construction - 0.2%
GMS, Inc. (a)	8,640	$197,078
Team, Inc. (a)	85,156	2,581,930

		$2,779,008
Food & Beverages - 3.4%
Archer Daniels Midland Co.	107,845	$4,612,531
Coca-Cola European Partners PLC	97,253	3,774,389
Freshpet, Inc. (a)(l)	146,790	1,359,275
J.M. Smucker Co.	77,063	9,952,686
Mead Johnson Nutrition Co., “A”	58,216	4,790,012
Mondelez International, Inc.	243,777	10,845,639
Snyders-Lance, Inc.	35,871	1,108,773
WhiteWave Foods Co., “A” (a)	139,229	6,216,575

		$42,659,880
Food & Drug Stores - 1.1%
CVS Health Corp.	103,982	$10,029,064
Kroger Co.	124,159	4,439,926

		$14,468,990
Gaming & Lodging - 0.5%
Marriott International, Inc., “A” (l)	59,052	$3,899,794
Royal Caribbean Cruises Ltd.	30,310	2,345,690

		$6,245,484
General Merchandise - 2.0%
Costco Wholesale Corp.	63,762	$9,485,873
Dollar Tree, Inc. (a)	78,522	7,109,382
Five Below, Inc. (a)	62,848	2,630,817
Target Corp.	90,681	6,237,039

		$25,463,111
Health Maintenance Organizations - 1.3%
Cigna Corp.	37,682	$4,827,441
UnitedHealth Group, Inc.	89,102	11,910,264

		$16,737,705

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 3.6%
American International Group, Inc.	118,546	$6,861,442
Aon PLC	196,199	21,438,665
Chubb Ltd.	101,492	12,849,902
MetLife, Inc.	82,002	3,735,191

		$44,885,200
Internet - 3.9%
Alphabet, Inc., “A” (a)(s)	34,270	$25,663,090
Alphabet, Inc., “C” (a)	12,542	9,227,400
Facebook, Inc., “A” (a)	60,107	7,141,313
LinkedIn Corp., “A” (a)	48,520	6,622,980

		$48,654,783
Machinery & Tools - 2.1%
Allison Transmission Holdings, Inc.	161,175	$4,527,406
Illinois Tool Works, Inc.	63,596	6,743,084
IPG Photonics Corp. (a)	41,260	3,564,039
Roper Technologies, Inc.	57,033	9,757,206
SPX FLOW, Inc. (a)	48,645	1,457,891

		$26,049,626
Major Banks - 4.6%
Goldman Sachs Group, Inc.	69,517	$11,086,571
JPMorgan Chase & Co. (s)	336,583	21,968,772
Wells Fargo & Co.	480,517	24,371,822

		$57,427,165
Medical & Health Technology & Services - 1.5%
Cerner Corp. (a)	26,483	$1,472,720
Community Health Systems, Inc. (a)	36,240	487,066
HCA Holdings, Inc. (a)	35,787	2,792,102
Healthcare Services Group, Inc.	28,449	1,109,511
McKesson Corp.	44,303	8,113,651
MEDNAX, Inc. (a)	32,561	2,228,800
VCA, Inc. (a)	47,423	3,079,175

		$19,283,025
Medical Equipment - 4.4%
Abbott Laboratories	229,798	$9,106,895
Cepheid, Inc. (a)	43,572	1,220,452
CONMED Corp.	35,243	1,403,376
DexCom, Inc. (a)	27,258	1,757,868
Medtronic PLC	184,649	14,860,552
NxStage Medical, Inc. (a)	98,648	1,864,447
PerkinElmer, Inc.	60,682	3,322,340
Steris PLC	17,438	1,210,720
Stryker Corp.	88,492	9,836,771
VWR Corp. (a)	87,004	2,510,935
Zimmer Biomet Holdings, Inc.	66,813	8,158,535

		$55,252,891
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	116,069	$761,195
Lundin Mining Corp. (a)	493,888	1,638,321

		$2,399,516

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - 0.6%
New Jersey Resources Corp.	68,800	$2,418,320
Sempra Energy	45,105	4,831,648

		$7,249,968
Natural Gas - Pipeline - 0.3%
Enterprise Products Partners LP	110,409	$3,064,954
EQT GP Holdings LP	23,667	617,709

		$3,682,663
Network & Telecom - 1.1%
Cisco Systems, Inc.	391,091	$11,361,194
Ixia (a)	258,156	2,622,865

		$13,984,059
Oil Services - 1.3%
Forum Energy Technologies, Inc. (a)	88,109	$1,478,469
Halliburton Co.	147,583	6,225,051
Oil States International, Inc. (a)	41,696	1,370,131
Schlumberger Ltd.	103,472	7,894,914

		$16,968,565
Other Banks & Diversified Financials - 4.8%
Bank of The Ozarks, Inc.	76,318	$2,969,533
Discover Financial Services	205,044	11,648,550
EuroDekania Ltd.	580,280	181,589
First Republic Bank	69,094	5,003,097
Signature Bank (a)	24,815	3,350,025
SunTrust Banks, Inc.	85,482	3,745,821
Synchrony Financial (a)	151,042	4,712,510
Texas Capital Bancshares, Inc. (a)	105,984	5,430,620
Visa, Inc., “A”	194,204	15,330,464
Wintrust Financial Corp.	152,555	8,126,605

		$60,498,814
Pharmaceuticals - 4.6%
Allergan PLC (a)	58,209	$13,722,772
Bristol-Myers Squibb Co.	78,923	5,658,779
Eli Lilly & Co.	182,610	13,701,228
Endo International PLC (a)	88,879	1,405,177
Merck & Co., Inc.	264,577	14,885,102
Zoetis, Inc.	193,072	9,155,474

		$58,528,532
Pollution Control - 0.3%
Clean Harbors, Inc. (a)	75,205	$3,872,305

Railroad & Shipping - 1.3%
Canadian Pacific Railway Ltd.	45,108	$5,845,546
Union Pacific Corp.	118,390	9,967,254

		$15,812,800
Real Estate - 3.9%
Gramercy Property Trust, Inc., REIT	1,018,199	$9,092,517
Medical Properties Trust, Inc., REIT	1,294,420	19,027,974
Mid-America Apartment Communities, Inc., REIT	60,378	6,218,330
Store Capital Corp., REIT	122,028	3,115,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Tanger Factory Outlet Centers, Inc., REIT	250,698	$8,829,584
WP GLIMCHER, Inc., REIT	236,624	2,418,297

		$48,702,077
Restaurants - 1.8%
Aramark	234,837	$7,817,724
Domino’s Pizza, Inc.	41,809	5,053,872
Wingstop, Inc. (a)	53,557	1,494,240
YUM! Brands, Inc.	94,581	7,764,154

		$22,129,990
Specialty Chemicals - 0.7%
A. Schulman, Inc.	97,569	$2,469,471
Albemarle Corp.	76,668	6,018,438

		$8,487,909
Specialty Stores - 2.5%
Amazon.com, Inc. (a)	15,582	$11,262,514
AutoZone, Inc. (a)	4,544	3,463,437
Lululemon Athletica, Inc. (a)	81,692	5,312,431
Ross Stores, Inc.	77,314	4,128,568
Tiffany & Co.	27,127	1,680,789
Urban Outfitters, Inc. (a)	176,642	5,039,596

		$30,887,335
Telecommunications - Wireless - 1.5%
American Tower Corp., REIT	180,190	$19,060,498

Telephone Services - 1.0%
Verizon Communications, Inc.	251,365	$12,794,479

Tobacco - 1.2%
Philip Morris International, Inc.	96,504	$9,523,015
Reynolds American, Inc.	120,431	5,985,421

		$15,508,436
Trucking - 0.3%
Swift Transportation Co. (a)	229,422	$3,574,395

Utilities - Electric Power - 2.9%
Alliant Energy Corp.	72,960	$2,703,168
American Electric Power Co., Inc.	40,310	2,609,266
Calpine Corp. (a)	172,650	2,555,220
CMS Energy Corp.	81,723	3,417,656
Dominion Resources, Inc.	77,169	5,575,460
Exelon Corp.	138,088	4,732,276
FirstEnergy Corp.	97,904	3,212,230
NextEra Energy, Inc.	45,489	5,464,139
Xcel Energy, Inc.	141,741	5,863,825

		$36,133,240
Total Common Stocks		$1,239,476,290

Convertible Preferred Stocks - 0.4%
Telephone Services - 0.4%
Frontier Communications Corp., 11.125%	44,116	$4,341,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	16,394,523	$16,394,523

Collateral for Securities Loaned - 0.0%
Navigator Securities Lending Prime Portfolio, 0.53%, at Net Asset Value (j)	444,414	$444,414
Total Investments		$1,260,657,124

Securities Sold Short - (0.2)%
Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT	(31,700)	$(2,878,677)

Other Assets, Less Liabilities - 0.0%		48,955
Net Assets - 100.0%		$1,257,827,402

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At May 31, 2016, the fund had cash collateral of $71,045 and other liquid securities with an aggregate value of $5,708,116 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,226,479,189	$—	$—	$1,226,479,189
Canada	11,716,909	—	—	11,716,909
Hong Kong	5,440,500	—	—	5,440,500
Cayman Islands	—	—	181,589	181,589
Mutual Funds	16,838,937	—	—	16,838,937
Total Investments	$1,260,475,535	$—	$181,589	$1,260,657,124
Short Sales	$(2,878,677)	$—	$—	$(2,878,677)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/15	$202,674
Change in unrealized appreciation (depreciation)	(21,085)
Balance as of 5/31/16	$181,589

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at May 31, 2016 is $(21,085). At May 31, 2016, the fund held one level 3 security.

(2) Securities Lending Collateral

At May 31, 2016, the value of securities loaned was $3,514,007. These loans were collateralized by cash of $444,414 and U.S. Treasury obligations of $3,153,250.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,042,265,488
Gross unrealized appreciation	244,709,397
Gross unrealized depreciation	(26,317,761)
Net unrealized appreciation (depreciation)	$218,391,636

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,260,098	159,094,544	(154,960,119)	16,394,523

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,092	$16,394,523

QUARTERLY REPORT

May 31, 2016

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.3%
Aerospace - 2.0%
Lockheed Martin Corp.	4,757	$1,123,746

Airlines - 1.7%
Japan Airlines Corp.	16,700	$569,636
Singapore Airlines Ltd.	50,400	390,874

		$960,510
Automotive - 1.3%
USS Co. Ltd.	46,000	$724,921

Business Services - 0.8%
Forrester Research, Inc.	12,441	$457,953

Cable TV - 0.5%
Charter Communications, Inc., “A” (a)	1,328	$290,752

Chemicals - 0.6%
Monsanto Co.	3,140	$353,156

Computer Software - 1.1%
Adobe Systems, Inc. (a)	6,363	$632,928

Computer Software - Systems - 1.9%
EMC Corp.	10,320	$288,444
NICE Systems Ltd., ADR	12,453	796,867

		$1,085,311
Construction - 0.4%
Owens Corning	4,953	$252,950

Consumer Products - 3.9%
Colgate-Palmolive Co.	5,626	$396,127
Kimberly-Clark Corp.	5,581	709,010
Procter & Gamble Co.	10,751	871,261
Uni-Charm Corp.	13,900	270,327

		$2,246,725
Electronics - 4.2%
Kyocera Corp.	10,700	$531,105
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75,652	1,870,117

		$2,401,222
Energy - Independent - 0.7%
Occidental Petroleum Corp.	5,519	$416,353

Energy - Integrated - 3.6%
Exxon Mobil Corp.	13,516	$1,203,194
Royal Dutch Shell PLC, “B”	34,901	839,364

		$2,042,558
Food & Beverages - 8.1%
Chr. Hansen Holding A.S.	11,833	$750,018
General Mills, Inc.	30,598	1,920,942

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Mondelez International, Inc.	8,802	$391,601
Nestle S.A.	6,469	477,691
Pinnacle Foods, Inc.	5,878	247,640
Sligro Food Group N.V.	8,930	334,842
Toyo Suisan Kaisha Ltd.	13,200	508,227

		$4,630,961
Food & Drug Stores - 6.1%
CVS Health Corp.	5,707	$550,440
Dairy Farm International Holdings Ltd.	72,700	481,682
FamilyMart Co. Ltd.	8,500	444,862
Kroger Co.	16,055	574,127
Lawson, Inc.	13,800	1,089,913
METRO, Inc., “A”	11,650	394,715

		$3,535,739
Gaming & Lodging - 0.7%
Paddy Power PLC	2,836	$376,454

Insurance - 5.5%
Beazley PLC	74,602	$394,490
Intact Financial Corp.	8,588	606,141
Swiss Life Holding AG	1,389	360,106
Travelers Cos., Inc.	2,573	293,682
Validus Holdings Ltd.	18,355	893,705
XL Group PLC	7,625	261,919
Zurich Insurance Group AG	1,472	356,153

		$3,166,196
Internet - 0.6%
Alphabet, Inc., “A” (a)	460	$344,471

Machinery & Tools - 1.0%
Schindler Holding AG	3,084	$568,399

Major Banks - 4.7%
Bank of Nova Scotia	5,790	$283,305
Barclays PLC	237,652	627,827
BOC Hong Kong Holdings Ltd.	212,500	652,066
HSBC Holdings PLC, ADR	18,484	599,621
Royal Bank of Canada	4,285	258,000
Wells Fargo & Co.	5,315	269,577

		$2,690,396
Medical & Health Technology & Services - 2.0%
Express Scripts Holding Co. (a)	8,533	$644,668
McKesson Corp.	2,663	487,702

		$1,132,370
Medical Equipment - 4.4%
Abbott Laboratories	6,632	$262,826
Fisher & Paykel Healthcare Corp. Ltd.	263,607	1,863,826
Terumo Corp.	10,100	421,916

		$2,548,568

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 0.9%
Hong Kong & China Gas Co. Ltd.	111,000	$212,726
Osaka Gas Co. Ltd.	85,000	317,759

		$530,485
Natural Gas - Pipeline - 1.4%
Enbridge, Inc.	20,056	$800,034

Other Banks & Diversified Financials - 4.6%
Banco de Oro Unibank, Inc.	102,270	$220,876
Credicorp Ltd.	4,461	625,432
DBS Group Holdings Ltd.	36,100	405,029
Discover Financial Services	24,969	1,418,489

		$2,669,826
Pharmaceuticals - 8.6%
Johnson & Johnson	13,273	$1,495,734
Merck & Co., Inc.	14,283	803,562
Novartis AG	4,528	359,416
Pfizer, Inc.	8,320	288,704
Roche Holding AG	5,778	1,516,580
Teva Pharmaceutical Industries Ltd., ADR	8,912	462,265

		$4,926,261
Railroad & Shipping - 0.6%
Canadian National Railway Co.	6,238	$369,851

Real Estate - 3.7%
AvalonBay Communities, Inc., REIT	4,958	$891,845
Grand City Properties S.A.	22,697	477,676
Public Storage, Inc., REIT	2,062	523,150
Starwood Property Trust, Inc., REIT	12,089	249,275

		$2,141,946
Restaurants - 2.9%
McDonald’s Corp.	9,416	$1,149,317
Whitbread PLC	8,339	508,716

		$1,658,033
Specialty Chemicals - 2.0%
PTT Global Chemical PLC	321,000	$534,626
Symrise AG	9,911	621,839

		$1,156,465
Specialty Stores - 3.3%
ABC-MART, Inc.	3,500	$226,311
Home Depot, Inc.	4,688	619,379
Ross Stores, Inc.	19,786	1,056,572

		$1,902,262
Telecommunications - Wireless - 3.5%
American Tower Corp., REIT	3,629	$383,876
KDDI Corp.	27,000	784,362
SBA Communications Corp. (a)	8,375	832,475

		$2,000,713

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 2.4%
BCE, Inc.	5,581	$256,949
TELUS Corp.	14,448	457,713
Verizon Communications, Inc.	13,182	670,964

		$1,385,626
Tobacco - 1.7%
Altria Group, Inc.	6,447	$410,287
British American Tobacco	22,200	269,153
Reynolds American, Inc.	6,196	307,941

		$987,381
Utilities - Electric Power - 6.9%
Alliant Energy Corp.	15,748	$583,463
American Electric Power Co., Inc.	8,379	542,373
Cheung Kong Infrastructure Holdings Ltd.	103,000	963,626
Dominion Resources, Inc.	4,978	359,661
Duke Energy Corp.	2,822	220,765
PG&E Corp.	12,857	772,449
Xcel Energy, Inc.	13,289	549,766

		$3,992,103
Total Common Stocks		$56,503,625

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	779,519	$779,519
Total Investments		$57,283,144

Other Assets, Less Liabilities - 0.3%		196,665
Net Assets - 100.0%		$57,479,809

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$28,269,221	$—	$—	$28,269,221
Japan	—	5,889,339	—	5,889,339
Switzerland	3,638,345	—	—	3,638,345
Canada	3,426,708	—	—	3,426,708
United Kingdom	2,970,018	—	—	2,970,018
Hong Kong	963,626	1,346,474	—	2,310,100
Taiwan	1,870,117	—	—	1,870,117
New Zealand	1,863,826	—	—	1,863,826
Israel	1,259,132	—	—	1,259,132
Other Countries	4,067,164	939,655	—	5,006,819
Mutual Funds	779,519	—	—	779,519
Total Investments	$49,107,676	$8,175,468	$—	$57,283,144

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $5,978,118 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,742,570 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$53,540,163
Gross unrealized appreciation	5,392,914
Gross unrealized depreciation	(1,649,933)
Net unrealized appreciation (depreciation)	$3,742,981

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	563,630	23,185,009	(22,969,120)	779,519

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,102	$779,519

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2016, are as follows:

United States	50.9%
Japan	10.3%
Switzerland	6.3%
Canada	6.0%
United Kingdom	5.2%
Hong Kong	4.0%
Taiwan	3.3%
New Zealand	3.2%
Israel	2.2%
Other Countries	8.6%

6

QUARTERLY REPORT

May 31, 2016

MFS® LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.6%
Aerospace - 2.7%
General Dynamics Corp.	2,009	$285,017
Honeywell International, Inc.	4,645	528,740
Lockheed Martin Corp.	1,276	301,429
United Technologies Corp.	3,771	379,287

		$1,494,473
Brokerage & Asset Managers - 0.4%
Intercontinental Exchange, Inc.	859	$232,892

Business Services - 2.8%
Amdocs Ltd.	18,045	$1,046,430
Bright Horizons Family Solutions, Inc. (a)	3,643	236,030
FleetCor Technologies, Inc. (a)	1,845	274,702

		$1,557,162
Cable TV - 0.8%
Comcast Corp., “A”	6,579	$416,451

Chemicals - 0.5%
3M Co.	1,554	$261,569

Computer Software - 1.3%
Intuit, Inc.	4,473	$477,090
Oracle Corp.	5,752	231,230

		$708,320
Computer Software - Systems - 3.2%
Apple, Inc.	7,291	$728,079
EMC Corp.	21,615	604,139
International Business Machines Corp.	2,622	403,106

		$1,735,324
Consumer Products - 3.4%
Colgate-Palmolive Co.	8,563	$602,921
Kimberly-Clark Corp.	1,658	210,632
Procter & Gamble Co.	12,671	1,026,858

		$1,840,411
Electrical Equipment - 0.4%
Danaher Corp.	2,028	$199,474

Electronics - 1.5%
Microchip Technology, Inc.	7,284	$376,437
Texas Instruments, Inc.	7,260	439,956

		$816,393
Energy - Independent - 1.0%
Occidental Petroleum Corp.	7,104	$535,926

Energy - Integrated - 2.9%
Chevron Corp.	4,473	$451,773
Exxon Mobil Corp.	12,861	1,144,886

		$1,596,659

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 6.8%
Coca-Cola Co.	13,779	$614,543
Dr Pepper Snapple Group, Inc.	3,311	302,625
General Mills, Inc.	18,877	1,185,098
Mondelez International, Inc.	4,473	199,004
PepsiCo, Inc.	5,332	539,438
Pinnacle Foods, Inc.	6,729	283,493
Tyson Foods, Inc., “A”	9,420	600,808

		$3,725,009
Food & Drug Stores - 0.4%
CVS Health Corp.	2,133	$205,728

General Merchandise - 6.6%
Costco Wholesale Corp.	7,512	$1,117,560
Dollar General Corp.	9,620	864,838
Target Corp.	7,322	503,607
Wal-Mart Stores, Inc.	16,291	1,153,077

		$3,639,082
Health Maintenance Organizations - 1.2%
Aetna, Inc.	1,781	$201,663
UnitedHealth Group, Inc.	3,401	454,612

		$656,275
Insurance - 6.5%
American International Group, Inc.	6,210	$359,435
Everest Re Group Ltd.	4,028	721,455
Loews Corp.	12,090	489,403
Markel Corp. (a)	596	567,988
MetLife, Inc.	5,081	231,440
Travelers Cos., Inc.	3,769	430,194
Validus Holdings Ltd.	15,432	751,384

		$3,551,299
Internet - 3.6%
Alphabet, Inc., “A” (a)	1,519	$1,137,503
Facebook, Inc., “A” (a)	7,033	835,591

		$1,973,094
Machinery & Tools - 0.7%
Cummins, Inc.	3,430	$392,632

Major Banks - 1.8%
PNC Financial Services Group, Inc.	3,171	$284,566
Wells Fargo & Co.	14,349	727,781

		$1,012,347
Medical & Health Technology & Services - 3.2%
AmerisourceBergen Corp.	5,815	$436,009
Henry Schein, Inc. (a)	3,711	644,712
McKesson Corp.	2,309	422,870
MEDNAX, Inc. (a)	3,418	233,962

		$1,737,553

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 5.3%
Abbott Laboratories	13,598	$538,889
Becton, Dickinson and Co.	1,665	277,139
Cooper Cos., Inc.	3,520	573,091
Medtronic PLC	7,949	639,736
Steris PLC	3,759	260,987
Stryker Corp.	2,194	243,885
Zimmer Biomet Holdings, Inc.	3,004	366,818

		$2,900,545
Network & Telecom - 1.9%
Cisco Systems, Inc.	28,161	$818,077
Motorola Solutions, Inc.	2,896	200,606

		$1,018,683
Oil Services - 1.3%
Schlumberger Ltd.	9,420	$718,746

Other Banks & Diversified Financials - 5.6%
Assured Guaranty Ltd.	11,293	$303,669
M&T Bank Corp.	9,476	1,132,382
MasterCard, Inc., “A”	4,404	422,344
New York Community Bancorp, Inc.	61,310	965,019
Visa, Inc., “A”	3,439	271,475

		$3,094,889
Pharmaceuticals - 7.2%
Eli Lilly & Co.	16,304	$1,223,289
Johnson & Johnson	12,040	1,356,788
Merck & Co., Inc.	19,956	1,122,725
Pfizer, Inc.	6,565	227,805

		$3,930,607
Pollution Control - 2.1%
Republic Services, Inc.	11,655	$562,703
Waste Connections, Inc.	9,066	593,551

		$1,156,254
Real Estate - 6.3%
AvalonBay Communities, Inc., REIT	2,966	$533,524
Equity Lifestyle Properties, Inc., REIT	5,260	385,558
Public Storage, Inc., REIT	4,773	1,210,958
Simon Property Group, Inc., REIT	1,726	341,127
Starwood Property Trust, Inc., REIT	47,099	971,181

		$3,442,348
Restaurants - 2.3%
McDonald’s Corp.	10,400	$1,269,424

Specialty Chemicals - 0.4%
Praxair, Inc.	2,158	$237,078

Specialty Stores - 2.3%
AutoZone, Inc. (a)	900	$685,980
Home Depot, Inc.	1,542	203,729
O’Reilly Automotive, Inc. (a)	1,409	372,582

		$1,262,291

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 0.5%
American Tower Corp., REIT	2,879	$304,541

Telephone Services - 1.3%
Verizon Communications, Inc.	13,630	$693,767

Tobacco - 2.2%
Altria Group, Inc.	6,755	$429,888
Philip Morris International, Inc.	5,249	517,971
Reynolds American, Inc.	4,703	233,739

		$1,181,598
Utilities - Electric Power - 8.2%
Alliant Energy Corp.	19,608	$726,476
American Electric Power Co., Inc.	5,584	361,452
Consolidated Edison, Inc.	3,090	226,373
Dominion Resources, Inc.	9,599	693,528
Duke Energy Corp.	2,651	207,388
Exelon Corp.	7,180	246,059
NextEra Energy, Inc.	5,530	664,264
OGE Energy Corp.	15,530	468,851
Pinnacle West Capital Corp.	3,311	243,656
Southern Co.	6,240	308,506
Xcel Energy, Inc.	8,313	343,909

		$4,490,462
Total Common Stocks		$53,989,306

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	369,871	$369,871
Total Investments		$54,359,177

Other Assets, Less Liabilities - 0.7%		383,599
Net Assets - 100.0%		$54,742,776

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$53,989,306	$—	$—	$53,989,306
Mutual Funds	369,871	—	—	369,871
Total Investments	$54,359,177	$—	$—	$54,359,177

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$51,331,824
Gross unrealized appreciation	3,280,042
Gross unrealized depreciation	(252,689)
Net unrealized appreciation (depreciation)	$3,027,353

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	460,003	25,411,534	(25,501,666)	369,871

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,299	$369,871

6

QUARTERLY REPORT

May 31, 2016

MFS® NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.9%
Aerospace - 1.0%
HEICO Corp.	78,894	$5,250,392
Orbital ATK, Inc.	68,092	5,926,047

		$11,176,439
Automotive - 0.8%
Fenix Parts, Inc. (a)(h)	1,338,451	$5,179,805
Mobileye N.V. (a)	117,303	4,453,995

		$9,633,800
Biotechnology - 4.4%
Acadia Pharmaceuticals, Inc. (a)	149,454	$5,295,155
Alder Biopharmaceuticals, Inc. (a)	91,481	2,750,834
Alnylam Pharmaceuticals, Inc. (a)	49,251	3,532,282
AMAG Pharmaceuticals, Inc. (a)	259,954	5,573,414
Amicus Therapeutics, Inc. (a)	436,928	3,093,450
Exact Sciences Corp. (a)	343,682	2,282,048
MiMedx Group, Inc. (a)(l)	638,132	5,022,099
Neurocrine Biosciences, Inc. (a)	76,944	3,820,270
Novavax, Inc. (a)(l)	515,613	3,140,083
Seres Therapeutics, Inc. (a)(l)	118,760	3,613,867
Spark Therapeutics, Inc. (a)(l)	70,353	3,936,250
Tesaro, Inc. (a)	174,569	8,082,545
VTV Therapeutics, Inc. (a)	275,016	1,639,095

		$51,781,392
Broadcasting - 1.6%
Live Nation, Inc. (a)	769,123	$18,574,320

Brokerage & Asset Managers - 1.5%
NASDAQ, Inc.	144,208	$9,519,170
Raymond James Financial, Inc.	145,002	8,130,262

		$17,649,432
Business Services - 11.5%
Bright Horizons Family Solutions, Inc. (a)	516,067	$33,435,981
CoStar Group, Inc. (a)	51,912	10,724,500
Gartner, Inc. (a)	204,507	20,782,001
Global Payments, Inc.	187,760	14,587,074
Siteone Landscape Supply, Inc. (a)	343,458	9,661,474
Travelport Worldwide Ltd.	609,880	8,074,811
Tyler Technologies, Inc. (a)	33,410	5,121,419
Ultimate Software Group, Inc. (a)	64,330	13,154,198
Univar, Inc. (a)	441,185	8,232,512
WNS (Holdings) Ltd., ADR (a)	360,408	10,992,444

		$134,766,414
Chemicals - 0.3%
Ingevity Corp. (a)	116,435	$3,392,916

Computer Software - 6.6%
2U, Inc. (a)	405,500	$11,289,120
Aspen Technology, Inc. (a)	231,268	8,815,936
Cadence Design Systems, Inc. (a)	502,965	12,433,295

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Enghouse Systems Ltd.	143,886	$6,573,539
Paylocity Holding Corp. (a)	201,812	7,408,519
Sabre Corp.	783,780	22,079,083
SecureWorks Corp. (a)(h)	610,636	8,435,936

		$77,035,428
Computer Software - Systems - 8.4%
Cvent, Inc. (a)	226,703	$8,118,234
Demandware, Inc. (a)	252,643	12,124,338
Fleetmatics Group PLC (a)	319,077	13,050,249
Model N, Inc. (a)	486,129	5,979,387
NICE Systems Ltd., ADR	231,728	14,828,275
Proofpoint, Inc. (a)	147,783	8,663,039
Rapid7, Inc. (a)	526,885	6,770,472
ServiceNow, Inc. (a)	103,373	7,404,608
SS&C Technologies Holdings, Inc.	349,767	21,542,150

		$98,480,752
Construction - 3.4%
Interface, Inc.	466,355	$7,909,381
Lennox International, Inc.	86,994	11,948,626
Pool Corp.	102,511	9,386,932
Summit Materials, Inc., “A” (a)	496,865	10,806,814

		$40,051,753
Consumer Services - 2.8%
Carriage Services, Inc.	220,291	$5,185,650
Nord Anglia Education, Inc. (a)	501,147	11,135,486
ServiceMaster Global Holdings, Inc. (a)	444,031	16,979,745

		$33,300,881
Containers - 1.7%
Berry Plastics Group, Inc. (a)	501,455	$19,641,992

Electrical Equipment - 1.6%
Advanced Drainage Systems, Inc.	344,721	$8,380,168
AMETEK, Inc.	206,116	9,856,467

		$18,236,635
Electronics - 2.5%
Iriso Electronics Co. Ltd.	60,060	$3,417,154
Monolithic Power Systems, Inc.	174,261	11,907,254
Silicon Laboratories, Inc. (a)	234,167	11,649,808
Solaredge Technologies, Inc. (a)(l)	122,260	2,671,381

		$29,645,597
Engineering - Construction - 1.6%
GMS, Inc. (a)	379,100	$8,647,271
Team, Inc. (a)	316,474	9,595,492

		$18,242,763
Food & Beverages - 3.5%
Amplify Snack Brands, Inc. (a)(l)	115,722	$1,510,172
Blue Buffalo Pet Products, Inc. (a)(l)	238,726	6,168,680
Flex Pharma, Inc. (a)(l)	222,918	2,788,704

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Freshpet, Inc. (a)(l)	907,825	$8,406,460
Performance Food Group Co. (a)	230,853	5,732,080
Snyders-Lance, Inc.	340,325	10,519,446
WhiteWave Foods Co., “A” (a)	119,159	5,320,449

		$40,445,991
Gaming & Lodging - 0.5%
La Quinta Holdings, Inc. (a)	516,091	$6,131,161

General Merchandise - 1.6%
Five Below, Inc. (a)	326,519	$13,668,085
Ollie’s Bargain Outlet Holdings, Inc. (a)	216,824	5,435,778

		$19,103,863
Internet - 1.1%
Marketo, Inc. (a)	360,591	$12,703,621

Machinery & Tools - 2.5%
Allison Transmission Holdings, Inc.	439,756	$12,352,746
IPG Photonics Corp. (a)	47,583	4,110,220
SPX FLOW, Inc. (a)	180,605	5,412,732
WABCO Holdings, Inc. (a)	62,625	6,757,238

		$28,632,936
Medical & Health Technology & Services - 7.3%
Adeptus Health, Inc., “A” (a)(l)	136,459	$9,756,819
Brookdale Senior Living, Inc. (a)	404,607	7,258,650
Capital Senior Living Corp. (a)	421,058	7,701,151
Healthcare Services Group, Inc.	619,640	24,165,960
INC Research Holdings, Inc., “A” (a)	128,572	5,594,168
MEDNAX, Inc. (a)	166,306	11,383,646
Premier, Inc., “A” (a)	313,225	9,960,555
VCA, Inc. (a)	152,759	9,918,642

		$85,739,591
Medical Equipment - 11.2%
AtriCure, Inc. (a)	250,872	$3,635,135
Cepheid, Inc. (a)	286,260	8,018,143
DexCom, Inc. (a)	124,377	8,021,073
Hologic, Inc. (a)	393,786	13,550,176
Insulet Corp. (a)	220,653	6,624,003
Integra LifeSciences Holdings Corp. (a)	80,267	5,996,748
Masimo Corp. (a)	495,513	24,646,817
NxStage Medical, Inc. (a)	523,022	9,885,116
PerkinElmer, Inc.	316,291	17,316,932
Steris PLC	314,727	21,851,496
VWR Corp. (a)	386,506	11,154,563

		$130,700,202
Oil Services - 1.0%
Forum Energy Technologies, Inc. (a)	404,752	$6,791,739
Patterson-UTI Energy, Inc.	246,145	4,580,758

		$11,372,497

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 2.6%
Bank of The Ozarks, Inc.	169,301	$6,587,502
First Republic Bank	106,231	7,692,187
Texas Capital Bancshares, Inc. (a)	220,349	11,290,683
Webster Financial Corp.	126,674	4,960,554

		$30,530,926
Pharmaceuticals - 1.8%
Aratana Therapeutics, Inc. (a)	608,472	$4,338,405
Collegium Pharmaceutical, Inc. (a)	313,270	5,237,874
MediWound Ltd. (a)	309,012	2,379,392
TherapeuticsMD, Inc. (a)	1,032,488	9,230,443

		$21,186,114
Pollution Control - 0.9%
Clean Harbors, Inc. (a)	209,556	$10,790,038

Railroad & Shipping - 0.4%
StealthGas, Inc. (a)	976,797	$4,581,178

Real Estate - 2.1%
Big Yellow Group PLC, REIT	458,482	$5,538,112
Sovran Self Storage, Inc., REIT	85,965	9,307,431
Tanger Factory Outlet Centers, Inc., REIT	282,080	9,934,858

		$24,780,401
Restaurants - 3.7%
Chuy’s Holdings, Inc. (a)	195,169	$6,430,819
Domino’s Pizza, Inc.	40,813	4,933,475
Dunkin Brands Group, Inc.	226,913	9,823,064
U.S. Foods Holding Corp. (a)	422,754	10,564,622
Wingstop, Inc. (a)	303,341	8,463,214
Zoe’s Kitchen, Inc. (a)	92,996	3,433,412

		$43,648,606
Special Products & Services - 1.8%
Boyd Group Income Fund, IEU	190,567	$11,019,709
WL Ross Holding Corp. (a)(z)	233,087	2,316,069
WL Ross Holding Corp., EU (a)	707,014	7,572,120

		$20,907,898
Specialty Chemicals - 3.9%
Albemarle Corp.	86,683	$6,804,616
Axalta Coating Systems Ltd. (a)	558,999	15,735,822
Ferroglobe PLC	892,264	8,137,448
PolyOne Corp.	167,425	6,273,415
RPM International, Inc.	172,430	8,654,262

		$45,605,563
Specialty Stores - 2.6%
Citi Trends, Inc.	544,614	$8,468,748
Monro Muffler Brake, Inc.	164,086	10,329,214
Urban Outfitters, Inc. (a)	402,208	11,474,994

		$30,272,956
Trucking - 0.7%
Swift Transportation Co. (a)	539,235	$8,401,281
Total Common Stocks		$1,157,145,337

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	29,568,595	$29,568,595

Collateral for Securities Loaned - 2.2%
Navigator Securities Lending Prime Portfolio, 0.53%, at Net Asset Value (j)	25,725,468	$25,725,468
Total Investments		$1,212,439,400

Other Assets, Less Liabilities - (3.6)%		(42,189,803)
Net Assets - 100.0%		$1,170,249,597

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
WL Ross Holding Corp.	5/06/16	$2,330,870	$2,316,069
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,072,337,864	$7,572,120	$2,316,069	$1,082,226,053
Israel	21,661,662	—	—	21,661,662
Canada	17,593,248	—	—	17,593,248
Hong Kong	11,135,486	—	—	11,135,486
India	10,992,444	—	—	10,992,444
United Kingdom	5,538,112	—	—	5,538,112
Greece	4,581,178	—	—	4,581,178
Japan	—	3,417,154	—	3,417,154
Mutual Funds	55,294,063	—	—	55,294,063
Total Investments	$1,199,134,057	$10,989,274	$2,316,069	$1,212,439,400

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $10,989,274 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity

6

Supplemental Information (unaudited) – continued

securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/15	$—
Change in unrealized appreciation (depreciation)	(14,801)
Purchases	2,330,870
Balance as of 5/31/16	$2,316,069

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2016 is $(14,801). At May 31, 2016, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,086,392,343
Gross unrealized appreciation	205,912,442
Gross unrealized depreciation	(79,865,385)
Net unrealized appreciation (depreciation)	$126,047,057

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,473,857	212,843,540	(207,748,802)	29,568,595

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$60,391	$29,568,595

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Fenix Parts, Inc.	1,338,451	—	—	1,338,451
SecureWorks Corp.	—	610,636	—	610,636

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Fenix Parts, Inc.	$—	$—	$—	$5,179,805
SecureWorks Corp.	—	—	—	8,435,936

Total	$—	$—	$—	$13,615,741

7

QUARTERLY REPORT

May 31, 2016

MFS® RESEARCH INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.0%
Alcoholic Beverages - 0.5%
AmBev S.A., ADR	6,322,702	$33,257,413

Apparel Manufacturers - 1.1%
LVMH Moet Hennessy Louis Vuitton S.A.	442,159	$70,868,039

Automotive - 3.2%
DENSO Corp.	1,620,900	$63,313,838
GKN PLC	24,310,538	96,792,729
Koito Manufacturing Co. Ltd.	161,500	7,560,021
USS Co. Ltd.	2,779,900	43,808,862

		$211,475,450
Broadcasting - 1.2%
WPP PLC	3,421,894	$78,901,097

Business Services - 3.3%
Amadeus IT Holding S.A.	1,048,785	$48,585,169
Cerved Information Solutions S.p.A.	1,568,788	13,056,433
Cognizant Technology Solutions Corp., “A” (a)	1,488,757	91,469,230
Mitsubishi Corp.	2,107,800	36,972,808
Nomura Research, Inc.	788,500	29,632,757

		$219,716,397
Chemicals - 0.6%
Orica Ltd.	3,867,064	$37,913,200

Computer Software - 0.4%
Dassault Systems S.A.	338,647	$26,963,499

Conglomerates - 0.9%
CK Hutchison Holdings Ltd.	4,994,356	$57,972,642

Construction - 0.1%
Toto Ltd.	125,000	$4,716,247

Consumer Products - 3.4%
L’Oréal	568,483	$106,833,095
Reckitt Benckiser Group PLC	1,242,261	123,696,947

		$230,530,042
Containers - 0.7%
Brambles Ltd.	5,156,110	$47,817,252

Electrical Equipment - 2.3%
Legrand S.A.	419,635	$23,081,548
Schneider Electric S.A.	1,979,638	127,995,688

		$151,077,236
Electronics - 3.0%
ARM Holdings PLC	3,703,462	$52,941,772
Broadcom Corp.	188,033	29,024,774
Mellanox Technologies Ltd. (a)	507,697	24,064,838

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	19,608,326	$93,951,478

		$199,982,862
Energy - Independent - 1.6%
Cairn Energy PLC (a)	7,327,392	$20,684,008
Galp Energia SGPS S.A., “B”	3,598,896	47,170,803
Oil Search Ltd.	7,508,152	36,558,473

		$104,413,284
Energy - Integrated - 2.7%
BP PLC	22,893,402	$118,455,710
Eni S.p.A.	4,136,585	63,193,320

		$181,649,030
Food & Beverages - 5.3%
Danone S.A.	1,700,213	$119,331,115
Nestle S.A.	3,219,121	237,709,740

		$357,040,855
Food & Drug Stores - 1.1%
Magnit PJSC	102,374	$14,338,654
Sundrug Co. Ltd.	759,500	62,658,579

		$76,997,233
General Merchandise - 0.3%
PriceSmart, Inc.	266,207	$23,583,278

Insurance - 6.1%
AIA Group Ltd.	20,469,600	$119,247,008
AMP Ltd.	9,180,719	37,326,648
Aon PLC	476,836	52,103,870
Hiscox Ltd.	3,376,262	48,093,228
Sony Financial Holdings, Inc.	4,026,000	48,664,928
Swiss Re Ltd.	404,699	36,357,767
Zurich Insurance Group AG	267,775	64,788,619

		$406,582,068
Internet - 1.4%
Alibaba Group Holding Ltd., ADR (a)	608,457	$49,893,474
NAVER Corp.	78,529	47,318,568

		$97,212,042
Machinery & Tools - 4.4%
Daikin Industries Ltd.	973,200	$82,578,022
GEA Group AG	926,731	42,961,927
Kubota Corp.	6,212,100	90,535,276
Schindler Holding AG	421,604	78,085,811

		$294,161,036
Major Banks - 4.8%
Barclays PLC	28,793,147	$76,065,442
BNP Paribas (l)	1,761,095	97,513,664
BOC Hong Kong Holdings Ltd.	10,344,500	31,742,582
Mitsubishi UFJ Financial Group, Inc.	11,327,100	55,870,279
Sumitomo Mitsui Financial Group, Inc.	1,971,000	63,547,843

		$324,739,810

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 0.7%
Terumo Corp.	1,182,300	$49,389,183

Metals & Mining - 2.6%
BHP Billiton PLC	5,018,655	$59,821,955
Iluka Resources Ltd.	6,528,723	30,261,294
Rio Tinto Ltd.	2,893,097	81,394,948

		$171,478,197
Natural Gas - Distribution - 1.6%
China Resources Gas Group Ltd.	16,978,000	$47,434,547
Engie	3,766,290	58,018,353

		$105,452,900
Natural Gas - Pipeline - 1.3%
APA Group	7,498,916	$47,408,865
Enbridge, Inc.	966,489	38,531,319

		$85,940,184
Network & Telecom - 0.5%
LM Ericsson Telephone Co., “B”	3,965,397	$30,567,597

Oil Services - 0.3%
Technip (l)	349,191	$19,168,002

Other Banks & Diversified Financials - 10.8%
ABN AMRO Group N.V., GDR	3,256,050	$66,316,177
Aeon Credit Service Co. Ltd.	1,618,600	35,445,915
DnB NOR A.S.A.	3,560,684	45,670,531
HDFC Bank Ltd., ADR	633,498	40,771,931
Intesa Sanpaolo S.p.A.	28,398,530	72,927,335
Julius Baer Group Ltd.	1,001,576	44,567,109
Kasikornbank Co. Ltd.	5,817,800	28,661,520
KBC Groep N.V. (a)	867,026	51,331,512
Lloyds TSB Group PLC	95,887,873	100,020,778
MasterCard, Inc., “A”	522,790	50,135,561
UBS AG	7,464,735	115,350,432
Westpac Banking Corp.	3,226,510	71,309,121

		$722,507,922
Pharmaceuticals - 10.6%
Bayer AG	1,043,750	$99,444,579
Novartis AG	2,901,416	230,303,544
Roche Holding AG	908,896	238,562,340
Santen Pharmaceutical Co. Ltd.	6,660,700	97,242,392
Shionogi & Co. Ltd.	806,500	45,108,688

		$710,661,543
Printing & Publishing - 1.5%
Reed Elsevier RELX N.V.	5,988,456	$103,843,747

Real Estate - 2.0%
Deutsche Wohnen AG	1,242,343	$39,899,896
LEG Immobilien AG	538,599	48,061,641
Mitsui Fudosan Co. Ltd.	1,932,000	46,981,612

		$134,943,149

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 1.6%
Whitbread PLC	1,329,674	$81,116,082
YUM! Brands, Inc.	334,570	27,464,851

		$108,580,933
Specialty Chemicals - 6.1%
Akzo Nobel N.V.	1,553,267	$105,422,820
Croda International PLC	1,529,509	65,128,758
Linde AG	662,555	99,152,325
Nippon Paint Holdings Co. Ltd.	3,372,000	95,036,731
Symrise AG	730,639	45,842,007

		$410,582,641
Specialty Stores - 1.7%
ABC-MART, Inc.	443,100	$28,650,992
Dufry AG (a)	176,699	23,731,707
Esprit Holdings Ltd. (a)	17,002,500	13,718,840
Just Eat PLC (a)	2,981,124	19,628,310
NEXT PLC	326,667	25,738,166

		$111,468,015
Telecommunications - Wireless - 3.9%
KDDI Corp.	4,459,800	$129,559,192
SoftBank Corp.	1,022,500	56,908,200
Vodafone Group PLC	23,046,206	77,055,341

		$263,522,733
Telephone Services - 1.4%
BT Group PLC	6,688,909	$42,897,929
Hellenic Telecommunications Organization S.A.	2,681,280	27,178,108
TDC A.S.	4,375,557	21,901,677

		$91,977,714
Tobacco - 1.6%
Japan Tobacco, Inc.	2,665,300	$105,372,097

Trucking - 1.4%
Yamato Holdings Co. Ltd.	4,650,000	$93,586,054

Utilities - Electric Power - 1.0%
Enel S.p.A.	15,146,555	$68,658,383
Total Common Stocks		$6,625,271,006

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	74,720,208	$74,720,208

Collateral for Securities Loaned - 1.1%
Navigator Securities Lending Prime Portfolio, 0.53%, at Net Asset Value (j)	72,740,942	$72,740,942
Total Investments		$6,772,732,156

Other Assets, Less Liabilities - (1.2)%		(82,783,772)
Net Assets - 100.0%		$6,689,948,384

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

4

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$1,373,140,517	$—	$1,373,140,517
United Kingdom	1,168,433,200	—	—	1,168,433,200
Switzerland	1,069,457,070	—	—	1,069,457,070
France	649,773,002	—	—	649,773,002
Germany	375,362,374	—	—	375,362,374
Australia	—	308,594,852	—	308,594,852
United States	297,846,402	—	—	297,846,402
Netherlands	275,582,744	—	—	275,582,744
Hong Kong	71,691,482	150,989,591	—	222,681,073
Other Countries	681,356,525	203,043,247	—	884,399,772
Mutual Funds	147,461,150	—	—	147,461,150
Total Investments	$4,736,963,949	$2,035,768,207	$—	$6,772,732,156

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $1,563,176,902 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $826,718,531 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At May 31, 2016, the value of securities loaned was $84,534,079. These loans were collateralized by cash of $72,740,942 and U.S. Treasury Obligations of $17,085,322.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,830,515,362
Gross unrealized appreciation	597,037,460
Gross unrealized depreciation	(654,820,666)
Net unrealized appreciation (depreciation)	$(57,783,206)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	89,081,615	965,135,441	(979,496,848)	74,720,208

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$124,210	$74,720,208

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2016, are as follows:

Japan	20.5%
United Kingdom	17.5%
Switzerland	16.0%
France	9.7%
Germany	5.6%
United States	5.5%
Australia	4.6%
Netherlands	4.1%
Hong Kong	3.3%
Other Countries	13.2%

7

QUARTERLY REPORT

May 31, 2016

MFS® TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 96.9%
Broadcasting - 1.4%
Time Warner, Inc.	94,602	$7,157,585

Brokerage & Asset Managers - 2.5%
Intercontinental Exchange, Inc.	20,446	$5,543,320
NASDAQ, Inc.	111,737	7,375,759

		$12,919,079
Business Services - 9.7%
Accenture PLC, “A”	25,891	$3,080,252
Cognizant Technology Solutions Corp., “A” (a)	149,652	9,194,619
CoStar Group, Inc. (a)	8,974	1,853,939
Cotiviti Holdings, Inc. (a)	57,311	1,046,499
Equifax, Inc.	44,005	5,532,749
Fidelity National Information Services, Inc.	142,861	10,610,286
Fiserv, Inc. (a)	69,275	7,296,736
Gartner, Inc. (a)	24,918	2,532,167
Global Payments, Inc.	70,963	5,513,115
Tyler Technologies, Inc. (a)	10,887	1,668,868
Verisk Analytics, Inc., “A” (a)	25,339	2,011,663

		$50,340,893
Cable TV - 0.6%
Charter Communications, Inc., “A” (a)	14,182	$3,105,007

Computer Software - 19.1%
Adobe Systems, Inc. (a)	154,533	$15,371,398
Akamai Technologies, Inc. (a)	33,310	1,818,060
Cadence Design Systems, Inc. (a)	129,569	3,202,946
Enghouse Systems Ltd.	63,630	2,906,984
Intuit, Inc.	76,419	8,150,851
Microsoft Corp.	599,709	31,784,577
Qlik Technologies, Inc. (a)	125,450	3,600,415
Red Hat, Inc. (a)	99,087	7,675,279
Sabre Corp.	133,307	3,755,258
Salesforce.com, Inc. (a)	253,459	21,217,053

		$99,482,821
Computer Software - Systems - 12.2%
Apple, Inc.	165,166	$16,493,477
Constellation Software, Inc.	6,066	2,465,534
EPAM Systems, Inc. (a)	55,371	4,236,435
Globant S.A. (a)(l)	53,020	2,128,223
Hewlett Packard Enterprise	1,137,344	21,006,744
Hortonworks, Inc. (a)(l)	186,588	2,179,348
Kinaxis, Inc. (a)	50,996	2,013,240
ServiceNow, Inc. (a)	51,814	3,711,437
Splunk, Inc. (a)	35,236	2,024,308
SS&C Technologies Holdings, Inc.	73,184	4,507,403
Vantiv, Inc., “A” (a)	46,008	2,473,850

		$63,239,999
Consumer Services - 1.4%
Priceline Group, Inc. (a)	5,870	$7,421,617

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 1.3%
Amphenol Corp., “A”	112,081	$6,581,396

Electronics - 5.9%
Broadcom Corp.	42,252	$6,522,019
Microchip Technology, Inc.	316,541	16,358,839
NVIDIA Corp.	24,525	1,145,808
NXP Semiconductors N.V. (a)	25,453	2,405,054
Silicon Laboratories, Inc. (a)	88,211	4,388,497

		$30,820,217
Entertainment - 0.6%
Netflix, Inc. (a)	28,913	$2,965,606

Internet - 21.8%
Alibaba Group Holding Ltd., ADR (a)	26,270	$2,154,140
Alphabet, Inc., “A” (a)(s)	79,001	59,159,899
Facebook, Inc., “A” (a)(s)	307,761	36,565,084
LinkedIn Corp., “A” (a)	38,459	5,249,654
Marketo, Inc. (a)	116,317	4,097,848
Yahoo!, Inc. (a)	152,113	5,771,167

		$112,997,792
Leisure & Toys - 0.8%
Electronic Arts, Inc. (a)	53,945	$4,140,279

Network & Telecom - 4.1%
Cisco Systems, Inc.	740,398	$21,508,562

Other Banks & Diversified Financials - 7.2%
MasterCard, Inc., “A”	153,489	$14,719,595
Visa, Inc., “A”	285,906	22,569,420

		$37,289,015
Specialty Stores - 6.3%
Amazon.com, Inc. (a)	45,253	$32,708,416

Telecommunications - Wireless - 2.0%
American Tower Corp., REIT	55,482	$5,868,886
SBA Communications Corp. (a)	44,405	4,413,857

		$10,282,743
Total Common Stocks		$502,961,027

Collateral for Securities Loaned - 0.3%
Navigator Securities Lending Prime Portfolio, 0.53%, at Net Asset Value (j)	1,719,348	$1,719,348

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	17,775,905	$17,775,905
Total Investments		$522,456,280

2

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Put Options Written - 0.0%
Computer Software - Systems - 0.0%
Hewlett Packard Enterprise Co. June 2016 @ $15	(620)	$(1,860)
Hewlett Packard Enterprise Co. June 2016 @ $18	(688)	(11,008)
Total Put Options Written		$(12,868)
	Shares/Par
Securities Sold Short - (0.1)%
Electronics - (0.1)%
Linear Technology Corp.	(16,000)	$(757,120)

Other Assets, Less Liabilities - (0.4)%		(2,322,586)
Net Assets - 100.0%		$519,363,706

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At May 31, 2016, the fund had cash collateral of $1,039,419 and other liquid securities with an aggregate value of $890,181 to cover any commitments for securities sold short and/or certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$502,961,027	$—	$—	$502,961,027
Mutual Funds	19,495,253	—	—	19,495,253
Total Investments	$522,456,280	$—	$—	$522,456,280
Short Sales	$(757,120)	$—	$—	$(757,120)

Other Financial Instruments
Written Options	$(11,008)	$(1,860)	$—	$(12,868)

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$384,590,178
Gross unrealized appreciation	141,436,600
Gross unrealized depreciation	(3,570,498)
Net unrealized appreciation (depreciation)	$137,866,102

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,640,239	139,225,221	(137,089,555)	17,775,905

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,284	$17,775,905

5

QUARTERLY REPORT

May 31, 2016

MFS® U.S. GOVERNMENT CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 100.3%
Federal Farm Credit Bank, 0.22%, due 6/09/16	$11,905,000	$11,904,444
Federal Home Loan Bank, 0.01%, due 6/01/16	13,575,000	13,575,000
Federal Home Loan Bank, 0.22%, due 6/03/16	26,606,000	26,605,605
Federal Home Loan Bank, 0.22%, due 6/06/16	3,100,000	3,099,879
Federal Home Loan Bank, 0.22%, due 6/07/16	7,534,000	7,533,661
Federal Home Loan Bank, 0.22%, due 6/08/16	7,110,000	7,109,634
Federal Home Loan Bank, 0.22%, due 6/10/16	37,152,000	37,149,535
Federal Home Loan Bank, 0.22%, due 6/14/16	3,650,000	3,649,644
Federal Home Loan Bank, 0.22%, due 6/15/16	5,500,000	5,499,423
Federal Home Loan Bank, 0.22%, due 6/16/16	9,726,000	9,724,987
Federal Home Loan Bank, 0.22%, due 6/17/16	9,476,000	9,474,842
Federal Home Loan Bank, 0.22%, due 6/20/16	6,349,000	6,348,095
Federal Home Loan Bank, 0.22%, due 6/22/16	12,367,000	12,365,052
Federal Home Loan Bank, 0.22%, due 6/24/16	1,349,000	1,348,763
Federal Home Loan Bank, 0.34%, due 7/06/16	12,368,000	12,364,172
Federal Home Loan Bank, 0.34%, due 7/08/16	2,000,000	1,999,311
Federal Home Loan Bank, 0.34%, due 7/12/16	5,360,000	5,358,016
Federal Home Loan Bank, 0.34%, due 7/18/16	5,850,000	5,847,403
Federal Home Loan Bank, 0.34%, due 7/19/16	12,735,000	12,729,312
Federal Home Loan Bank, 0.34%, due 7/21/16	17,352,000	17,344,551
Federal Home Loan Bank, 0.42%, due 8/03/16	6,626,000	6,622,231
Federal Home Loan Bank, 0.42%, due 8/05/16	14,000,000	13,990,774
Federal Home Loan Bank, 0.427%, due 8/10/16	16,070,000	16,056,876
Federal Home Loan Bank, 0.42%, due 8/11/16	4,662,000	4,658,230
U.S. Treasury Bill, 0.16%, due 6/02/16	13,275,000	13,274,880
U.S. Treasury Bill, 0.15%, due 6/16/16	6,000,000	5,999,413
U.S. Treasury Bill, 0.24%, due 7/07/16	10,000,000	9,997,750
U.S. Treasury Bill, 0.28%, due 8/11/16	9,435,000	9,430,162
U.S. Treasury Bill, 0.3%, due 8/18/16	13,370,000	13,357,544
U.S. Treasury Bill, 0.3%, due 8/25/16	13,370,000	13,356,110
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$317,775,299

Other Assets, Less Liabilities - (0.3)%		(970,497)
Net Assets - 100.0%		$316,804,802

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $317,775,299

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$317,775,299	$—	$317,775,299

For further information regarding security characteristics, see the Portfolio of Investments.

2

QUARTERLY REPORT

May 31, 2016

MFS® VALUE FUND

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.7%
Aerospace - 6.4%
Honeywell International, Inc.	6,906,386	$786,153,918
Lockheed Martin Corp.	2,370,866	560,069,675
Northrop Grumman Corp.	1,759,236	374,136,720
United Technologies Corp.	6,908,561	694,863,065

		$2,415,223,378
Alcoholic Beverages - 1.1%
Diageo PLC	15,315,110	$414,907,476

Automotive - 1.8%
Delphi Automotive PLC	2,998,794	$203,798,040
Harley-Davidson, Inc.	3,505,690	162,628,959
Johnson Controls, Inc.	7,329,098	323,579,677

		$690,006,676
Broadcasting - 2.8%
Omnicom Group, Inc.	6,958,223	$579,828,723
Time Warner, Inc.	4,255,852	321,997,762
Viacom, Inc., “B”	1,983,345	88,001,018
Walt Disney Co.	915,572	90,843,054

		$1,080,670,557
Brokerage & Asset Managers - 2.8%
BlackRock, Inc.	1,012,408	$368,364,651
Franklin Resources, Inc.	8,994,437	335,942,222
NASDAQ, Inc.	5,720,857	377,633,771

		$1,081,940,644
Business Services - 4.4%
Accenture PLC, “A”	8,950,349	$1,064,823,021
Equifax, Inc.	664,831	83,589,202
Fidelity National Information Services, Inc.	4,756,696	353,279,812
Fiserv, Inc. (a)	1,687,448	177,738,898

		$1,679,430,933
Cable TV - 1.3%
Comcast Corp., “A”	7,511,544	$475,480,735

Chemicals - 5.3%
3M Co.	4,529,232	$762,360,330
E.I. du Pont de Nemours & Co.	4,616,913	301,992,279
Monsanto Co.	1,434,368	161,323,369
PPG Industries, Inc.	7,245,589	780,205,024

		$2,005,881,002
Computer Software - 0.7%
Oracle Corp.	7,005,688	$281,628,658

Computer Software - Systems - 1.1%
International Business Machines Corp.	2,711,032	$416,794,060

Construction - 0.5%
Stanley Black & Decker, Inc.	1,766,452	$199,927,037

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 0.8%
Newell Brands, Inc.	2,719,695	$129,702,255
Procter & Gamble Co.	2,215,207	179,520,375

		$309,222,630
Containers - 0.5%
Crown Holdings, Inc. (a)	3,600,178	$187,821,286

Electrical Equipment - 3.3%
Danaher Corp.	5,529,602	$543,891,653
Pentair PLC	2,874,868	173,182,048
Tyco International PLC	12,494,273	532,505,915

		$1,249,579,616
Electronics - 1.7%
Analog Devices, Inc.	2,008,365	$117,489,352
Texas Instruments, Inc.	8,636,474	523,370,324

		$640,859,676
Energy - Independent - 1.9%
EOG Resources, Inc.	4,139,717	$336,807,375
Occidental Petroleum Corp.	4,890,614	368,947,920

		$705,755,295
Energy - Integrated - 2.5%
Chevron Corp.	4,223,430	$426,566,430
Exxon Mobil Corp.	6,018,230	535,742,835

		$962,309,265
Food & Beverages - 5.0%
Archer Daniels Midland Co.	7,331,229	$313,556,664
Danone S.A.	3,990,214	280,057,078
General Mills, Inc.	8,672,747	544,475,057
J.M. Smucker Co.	1,329,288	171,677,545
Nestle S.A.	7,797,638	575,801,438

		$1,885,567,782

Food & Drug Stores - 1.6%
CVS Health Corp.	6,375,026	$614,871,258

General Merchandise - 0.7%
Target Corp.	4,046,758	$278,336,015

Health Maintenance Organizations - 0.4%
Cigna Corp.	1,222,997	$156,678,146

Insurance - 7.8%
Aon PLC	5,483,117	$599,140,195
Chubb Ltd.	5,579,472	706,416,950
MetLife, Inc.	12,651,624	576,281,473
Prudential Financial, Inc.	3,776,451	299,283,742
Travelers Cos., Inc.	6,763,132	771,943,886

		$2,953,066,246
Machinery & Tools - 2.9%
Caterpillar, Inc.	1,543,484	$111,918,025
Cummins, Inc.	804,259	92,063,528

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Deere & Co.	1,209,665	$99,543,333
Eaton Corp. PLC	5,852,398	360,683,289
Illinois Tool Works, Inc.	3,013,044	319,473,055
Ingersoll-Rand Co. Ltd., “A”	1,688,947	112,838,549

		$1,096,519,779
Major Banks - 11.6%
Bank of New York Mellon Corp.	9,514,234	$400,168,682
Goldman Sachs Group, Inc.	4,148,695	661,633,879
JPMorgan Chase & Co.	25,599,386	1,670,871,924
PNC Financial Services Group, Inc.	3,286,990	294,974,483
State Street Corp.	4,346,272	274,075,912
Wells Fargo & Co.	22,082,175	1,120,007,916

		$4,421,732,796
Medical & Health Technology & Services - 1.2%
Express Scripts Holding Co. (a)	3,311,655	$250,195,535
McKesson Corp.	1,117,397	204,640,087

		$454,835,622
Medical Equipment - 5.2%
Abbott Laboratories	9,830,245	$389,572,609
Medtronic PLC	10,269,261	826,470,125
St. Jude Medical, Inc.	3,842,460	301,095,166
Thermo Fisher Scientific, Inc.	3,092,203	469,303,649

		$1,986,441,549
Oil Services - 1.6%
National Oilwell Varco, Inc.	5,407,230	$178,168,228
Schlumberger Ltd.	5,448,013	415,683,392

		$593,851,620
Other Banks & Diversified Financials - 4.2%
American Express Co.	5,069,877	$333,395,112
BB&T Corp.	5,535,226	201,316,170
Citigroup, Inc.	7,226,297	336,528,651
U.S. Bancorp	16,890,050	723,231,941

		$1,594,471,874
Pharmaceuticals - 7.9%
Johnson & Johnson	11,950,912	$1,346,748,273
Merck & Co., Inc.	9,755,025	548,817,706
Novartis AG	1,255,511	99,657,764
Pfizer, Inc.	26,445,250	917,650,175
Roche Holding AG	360,166	94,534,516

		$3,007,408,434
Printing & Publishing - 0.3%
Moody’s Corp.	243,042	$23,973,663
S&P Global, Inc.	686,058	76,708,145
Time, Inc.	371,581	5,896,990

		$106,578,798
Railroad & Shipping - 1.1%
Canadian National Railway Co.	3,168,495	$187,860,069
Union Pacific Corp.	2,906,214	244,674,157

		$432,534,226

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 0.3%
Advance Auto Parts, Inc.	694,008	$106,766,191

Telecommunications - Wireless - 0.2%
Vodafone Group PLC	27,118,482	$90,671,058

Telephone Services - 1.5%
Verizon Communications, Inc.	11,371,083	$578,788,125

Tobacco - 3.9%
Altria Group, Inc.	3,425,972	$218,028,858
Philip Morris International, Inc.	12,933,533	1,276,281,036

		$1,494,309,894
Trucking - 1.4%
United Parcel Service, Inc., “B”	4,974,819	$512,854,091

Utilities - Electric Power - 1.0%
Duke Energy Corp.	3,746,045	$293,053,100
Xcel Energy, Inc.	2,062,468	85,324,301

		$378,377,401
Total Common Stocks		$37,542,099,829

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	389,414,030	$389,414,030
Total Investments		$37,931,513,859

Other Assets, Less Liabilities - 0.3%		102,965,649
Net Assets - 100.0%		$38,034,479,508

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/2016 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$37,542,099,829	$—	$—	$37,542,099,829
Mutual Funds	389,414,030	—	—	389,414,030
Total Investments	$37,931,513,859	$—	$—	$37,931,513,859

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $90,671,058 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$26,497,130,892
Gross unrealized appreciation	11,704,587,807
Gross unrealized depreciation	(270,204,840)
Net unrealized appreciation (depreciation)	$11,434,382,967

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	437,841,714	3,417,711,864	(3,466,139,548)	389,414,030

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$907,633	$389,414,030

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 18, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2016

*	Print name and title of each signing officer under his or her signature.